Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 23,954	¥ 15,174